Transactions with Related Parties, Revolving Convertible Promissory Note (Details) $ / shares in Units, $ in Thousands		12 Months Ended			22 Months Ended
	Sep. 07, 2015 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2017 USD ($) Amendment
Convertible Promissory Notes [Abstract]
Proceeds from drawdown		$ 196,450	$ 210,130
Applicable Limit [Abstract]
Beginning balance		210,130
Additions		9,000	9,400	$ 15,765
Ending balance		196,450	210,130
Accumulated Deficit [Abstract]
Amortization (Note 11)		2,127	1,163	334
Additional Paid-in Capital [Abstract]
Intrinsic value of BCF		$ 10,389	9,400	15,765
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Applicable Limit	$ 6,765				$ 21,165
Number of amendments | Amendment					9
Decrease in Applicable Limit					$ (3,300)
Number of years after first drawdown date Applicable Limit is reduced		4 years
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Proceeds from drawdown		$ 21,165	11,765	11,765
Applicable Limit [Abstract]
Beginning balance		21,165	11,765
Additions			9,400
Ending balance		21,165	21,165	11,765
Debt Discount [Abstract]
Beginning balance		(21,165)	(11,765)
Additions			(9,400)
Ending balance		(21,165)	(21,165)	(11,765)
Accumulated Deficit [Abstract]
Beginning balance		872	31
Amortization (Note 11)		1,335	841
Ending balance		2,207	872	31
Debt [Abstract]
Beginning balance		872	31
Addition			0
Amortization (Note 11)		1,335	841
Ending balance		2,207	872	31
Additional Paid-in Capital [Abstract]
Beginning balance		21,165	11,765
Intrinsic value of BCF			9,400
Ending balance		$ 21,165	$ 21,165	$ 11,765
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate		3 months
Margin on variable rate	5.00%